Post-employment Benefits (Details 13)	12 Months Ended
	Dec. 31, 2022
Fixed Income [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	86.00%	[1]
Minimum limit	60.00%
Fixed Income [Member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Target limit	67.00%
Minimum limit	40.00%
Variable Income [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	3.00%	[1]
Minimum limit	2.00%
Variable Income [Member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Target limit	8.00%
Minimum limit	3.00%
Loans Allocation [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	0.50%	[1]
Minimum limit	0.00%
Loans Allocation [Member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Target limit	2.00%
Minimum limit	0.00%
Real Estate Allocation [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	5.50%	[1]
Minimum limit	0.00%
Real Estate Allocation [Member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Target limit	6.00%
Minimum limit	0.00%
Investment Structuring [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	5.00%	[1]
Minimum limit	0.00%
Investment Structuring [Member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Target limit	13.00%
Minimum limit	0.00%
Foreign Investments Abroad [Member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Target limit	0.00%	[1]
Minimum limit	0.00%
Foreign Investments [Member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Target limit	4.00%
Minimum limit	0.00%

[1]	Target 2022.